Capital Management and Risk Policies - Summary of Scenario Probabilities (Detail)	12 Months Ended
Dec. 31, 2024
Retail, Retail like and Wholesale
Disclosure of Credit Quality of Debt Securities [line items]
Base	70.00%
Optimistic	15.00%
Pessimistic	15.00%
Naranja
Disclosure of Credit Quality of Debt Securities [line items]
Base	70.00%
Optimistic	15.00%
Pessimistic	15.00%